Annual Total Returns - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor International Real Estate Fund - Class A
Bar Chart Table:
Annual Return 2013	12.28%
Annual Return 2014	3.94%
Annual Return 2015	1.60%
Annual Return 2016	(1.83%)
Annual Return 2017	26.48%
Annual Return 2018	(6.46%)
Annual Return 2019	27.50%
Annual Return 2020	5.34%
Annual Return 2021	11.63%
Annual Return 2022	(26.87%)